Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible Assets [abstract]
Intangible assets	Intangible assets

	Balance at 12/31/2018	Additions	Disposals	Transfers	Balance at 12/31/2019	Additions	Disposals	Transfers	Business Combination (i)	Balance at 12/31/2020

Cost
Goodwill - acquisition of subsidiaries	143,194	—	—	—	143,194	—	—	—	510,850	654,044
Customer relationship	99,428	—	(60)	—	99,368	4,300	—	—	51,433	155,101
Trademark use right	12,491	—	—	—	12,491	—	—	—	—	12,491
Trademarks and patents	1,704	28	—	—	1,732	7	—	—	1,989	3,728
Software	95,683	41,363	(25,000)	22,566	134,612	37,477	(11,899)	27,561	16,898	204,649
Licenses for use - payment arrangements	11,437	88	(7)	—	11,518	9,035	—	—	4,697	25,250
Exclusivity right	—	—	—	—	—	—	—	—	38,827	38,827
Software in progress	17,116	25,695	(213)	(22,566)	20,032	32,654	(190)	(27,561)	1,311	26,246
Right-of-use assets - Software	—	37,513	—	—	37,513	66,837	(37,513)	—	—	66,837
Others	726	—	(726)	—	—	—	—	—	—	—
	381,779	104,687	(26,006)	—	460,460	150,310	(49,602)	—	626,005	1,187,173
Amortization
Customer relationship	(26,571)	(10,582)	60	—	(37,093)	(13,450)	—	—	—	(50,543)
Trademark use right	(12,491)	—	—	—	(12,491)	—	—	—	—	(12,491)
Trademarks and patents	(113)	(335)	—	—	(448)	(345)	—	—	—	(793)
Software	(30,346)	(19,847)	23,678	—	(26,515)	(34,099)	9,438	—	(4,332)	(55,508)
Licenses for use - payment arrangements	(3,514)	(2,533)	1	—	(6,046)	(4,240)	—	—	(3,009)	(13,295)
Exclusivity right	—	—	—	—	—	(647)	—	—	—	(647)
Right-of-use assets - Software	—	(4,168)	—	—	(4,168)	(18,178)	8,336	—	—	(14,010)
Others	(1,087)	(182)	1,269	—	—	—	—	—	—	—
	(74,122)	(37,647)	25,008	—	(86,761)	(70,959)	17,774	—	(7,341)	(147,287)
Intangible assets, net	307,657	67,040	(998)	—	373,699	79,351	(31,828)	—	618,664	1,039,886

(i)	For more details about the business combination, please refer to Note 5.
Impairment of intangible assets
As of December 31, 2020, and 2019, there were no indicators of impairment of finite-life intangible assets.
The Group performs its goodwill impairment testing at the Group’s single CGU level, which is also a single operating and reportable segment.
The Group performed its annual impairment test as of December 31, 2020 and 2019 which did not result in the need to recognize impairment losses on the carrying value of goodwill.
The recoverable amount of the Group’s single CGU is determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period. The pre-tax discount rate applied to cash flow projections is 10.54% (2019 - 9.4%) and the growth rate applied to perpetuity cash-flow is 5.0% (2019 - 5.0%) that considers long-term local inflation and long-term real growth.
The key assumptions used in value in use calculation are as follows:
•Average free cash flow to equity over the five-year forecast period; based on past performance and management’s expectations of market development and on current industry trends and including long-term inflation forecasts for each territory.
•Average annual growth rate over the five-year forecast period; based on past performance and management’s expectations of market development and on current industry trends and including long-term inflation forecasts for each territory.
•Considered a pre-tax discount rate applied to cash flow of 10.54% (2019 - 9.4%), based on long-term interest rate, equity risk premium, industry beta and other variables.
•Considered a perpetuity growth rate of 5.0% (2019 - 5.0%), based on long-term local inflation and real growth.
The sensitivity analysis of the goodwill impairment test considered, at once: a decrease of 10.0% of the free cash flow to equity in the first year, a decrease of 10.0% in the growth rate for the second until fifth year, a decrease of 250 basis points in perpetuity rate after the fifth year and an increase of 500 basis points in pre-tax discount rate, and it did not result in the impairment of the goodwill.